Subsequent events (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended
	Jul. 01, 2024	Jun. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Company repurchased, Value		$ 11,000	$ 14,000
Line of credit extending maturity period description	the Line of Credit extending its maturity from June 2025 to July 2027